Short-Term Investments (Tables)	12 Months Ended
Jun. 30, 2023
Short-Term Investments [Abstract]
Schedule of Short-Term Investments	Short-term investments consist of the following:
	June 30, 2023	June 30, 2022
Bonds	$198,375	$192,398

Schedule of Continuity of Short-Term Investments	The continuity of short-term investments is summarized as follows:
Amount
Balance, July 1, 2021	$143,914
Gain on fair value change	48,484
Balance, June 30, 2022	$192,398
Gain on fair value change	5,977
Balance, June 30, 2023	$198,375